CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	CAD 2,117	CAD 1,015
Restricted cash	68	34
Accounts receivable and other (Note 7)	4,978	5,430
Accounts receivable from affiliates	14	7
Inventory (Note 8)	1,233	1,111
Total Current assets	8,410	7,597
Property, plant and equipment, net (Note 9)	64,284	64,434
Long-term investments (Note 11)	6,836	7,008
Restricted long-term investments (Note 12)	90	49
Deferred amounts and other assets (Note 13)	3,113	3,160
Intangible assets, net (Note 14)	1,573	1,348
Goodwill (Note 15)	78	80
Deferred income taxes (Note 25)	1,170	839
Assets held for sale (Note 6)	278
Total Assets	85,832	84,515
Current liabilities
Bank indebtedness	623	361
Short-term borrowings (Note 17)	351	599
Accounts payable and other (Note 16)	7,295	7,351
Accounts payable to affiliates	122	48
Interest payable	333	324
Environmental liabilities	142	141
Current maturities of long-term debt (Note 17)	4,100	1,990
Total Current liabilities	12,966	10,814
Long-term debt (Note 17)	36,494	39,391
Other long-term liabilities (Note 18)	4,981	6,056
Deferred income taxes (Note 25)	6,036	5,915
Total Liabilities	60,477	62,176
Commitments and contingencies (Note 31)
Redeemable noncontrolling interests (Note 20)	3,392	2,141
Share capital (Note 21)
Preference shares	7,255	6,515
Common shares (943 and 868 outstanding at December 31, 2016 and December 31, 2015, respectively)	10,492	7,391
Additional paid-in capital	3,399	3,301
Retained earnings/(deficit)	(716)	142
Accumulated other comprehensive income (Note 23)	1,058	1,632
Reciprocal shareholding	(102)	(83)
Total Enbridge Inc. shareholders' equity	21,386	18,898
Noncontrolling interests (Note 20)	577	1,300
Total Equity	21,963	20,198
Total Liabilities and equity	CAD 85,832	CAD 84,515